Financial Expenses	12 Months Ended
Mar. 31, 2019
Financial Expense [Abstract]
Financial Expenses
17.	Financial Expenses

The following table summarizes financial expenses:

Year ended	March 31,
	2019	2018	2017
	$	$	$
Interest on long-term debt	565	1,156	1,089
Interest and financing charges	1,324	695	363
Amortization of finance costs	144	28	28
Interest accretion on balances of purchase payable	211	232	138
Interest income	(3)	(14)	-
Dividends on Old Alithya Class H shares	-	-	13
	2,241	2,097	1,631